Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of listing currency, fair value and notional amounts of derivative instruments
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the consolidated balance sheets as of December 31, 2020 and 2019:

		2020		2019
Derivative Assets	Listing currency (1)	Fair Value	Notional Amounts (2)	Fair Value	Notional Amounts (2)
Reinsurance contracts accounted for as derivative assets	GBP	$1,153	$4,150	$—	$—
		$1,153	$4,150	$—	$—

		2020		2019
Derivative Liabilities	Listing currency (1)	Fair Value	Notional Amounts (2)	Fair Value	Notional Amounts (2)
Reinsurance contracts accounted for as derivative liabilities	GBP	$1,008	$15,704	$—	$—
Embedded derivative liabilities in reinsurance contracts	USD	5	20,000	31	20,000
		$1,013	$35,704	$31	$20,000
(1)GBP = British Pound, USD = US Dollar.
(2)The absolute notional exposure represents the Company’s derivative activity as of December 31, 2020 and 2019, which is representative of the volume of derivatives held during the period.

Schedule of realized and unrealized gains (losses) relating to trading activities
The following table sets forth, by major risk type, the Company’s realized and unrealized gains (losses) relating to derivatives for the years ended December 31, 2020, 2019 and 2018. Realized and unrealized gains (losses) for the year ended December 31, 2018 includes activity in the separate accounts up to the date of change in the investment account structure. Realized and unrealized gains (losses) related to free standing derivatives were included in net investment income in the consolidated statements of income (loss). Realized and unrealized gains (losses) related to underwriting-related derivatives are included in other expenses in the consolidated statements of income (loss).

	2020		2019		2018
Free standing Derivatives - Primary Underlying Risk	Realized Gain (Loss)	Unrealized Gain (Loss)*	Realized Gain (Loss)	Unrealized Gain (Loss)*	Realized Gain (Loss)	Unrealized Gain (Loss)*
Credit
Credit Default Swaps - Protection Purchased	$—	$—	$—	$—	$(3,557)	$921
Credit Default Swaps - Protection Sold	—	—	—	—	(333)	744
Total Return Swaps - Long Contracts	—	—	—	—	3,486	(2,000)
Equity Price
Contracts for Differences - Long Contracts	—	—	—	—	32,460	(15,098)
Contracts for Differences - Short Contracts	—	—	—	—	4,568	(3,608)
Total Return Swaps - Long Contracts	—	—	—	—	16,792	(15,864)
Total Return Swaps - Short Contracts	—	—	—	—	(17,329)	1,883
Interest Rates
Interest Rate Swaptions	—	—	—	—	(1,819)	1,228
Sovereign Future Options - Long Contracts	—	—	—	—	403	—
Sovereign Future Options - Short Contracts	—	—	—	—	50	—
Sovereign Futures - Long Contracts	—	—	—	—	639	—
Sovereign Futures - Short Contracts	—	—	—	—	(1,166)	—
Total Return Swaps - Long Contracts	—	—	—	—	(7,569)	—
Foreign Currency Exchange Rates
Foreign Currency Forward Contracts	—	—	—	—	(2,849)	4,403
Foreign Currency Future Options - Purchased	—	—	—	—	(108)	—
Foreign Currency Options - Purchased	—	—	—	—	5,138	—
Foreign Currency Options - Sold	—	—	—	—	(771)	—
	$—	$—	$—	$—	$28,035	$(27,391)

Other Derivatives
Reinsurance contracts accounted for as derivative instruments	$—	$1,222	$—	$—	$—	$—
Embedded derivatives in reinsurance contracts	—	26	—	(9)	—	149
	$—	$1,248	$—	$(9)	$—	$149
*Unrealized gain (loss) relates to derivatives still held at reporting date.